Property and Equipment	3 Months Ended	12 Months Ended
	Nov. 30, 2011	Aug. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
3. PROPERTY AND EQUIPMENT

Property and equipment at November 30, 2011 and 2010 consisted of the following:

	November 30,	August 31,
	2011	2011
Website development costs	$1,361,959	$1,361,959
Machinery and equipment	374,642	168,024
Computer software	108,627	101,626
Computer and video equipment	40,777	40,777
Office furniture	37,692	34,800
	1,923,697	1,707,186

Less: accumulated depreciation and impairment adjustment	(1,555,328)	(1,515,331)

Total property and equipment	$368,369	$191,855

Depreciation expense for the three months ended November 30, 2011 and 2010 amounted to $39,997 and $10,890, respectively. In addition, the Company recorded an impairment of its Website development costs in the amount of $1,361,959 during the year ended August 31, 2010, due to uncertainty concerning, at the time, its ability to obtain sufficient financing to bring its products to market.

2.	PROPERTY AND EQUIPMENT

Property and equipment at August 31, 2011 and 2010 consists of the following:

	August 31,	August 31,
	2011	2010
Website development costs	$1,361,959	$1,361,959
Machinery and equipment	168,024	71,934
Computer software	101,626	41,626
Computer and video equipment	40,777	36,962
Office furniture	34,800	13,166

	1,707,186	1,525,647
Less: accumulated depreciation and impairment adjustment	(1,515,331)	(1,492,234)

Total property and equipment	$191,855	$33,413

Depreciation expense for the years ended August 31, 2011 and 2010 amounted to $27,033 and $65,624, respectively. In addition, the Company recorded an impairment of its Website development costs in the amount of $1,361,959 during the year ended August 31, 2010, due to uncertainty concerning, at the time, its ability to obtain sufficient financing to bring its products to market.